Income Tax	6 Months Ended
Sep. 30, 2024
Income Tax [Abstract]
INCOME TAX

16. INCOME TAX

Cayman Islands

Under the current and applicable laws of the Cayman Islands, the Company is not subject to tax on income or capital gain. Additionally, upon payments of dividends by the Company to its shareholders, no Cayman Islands withholding tax will be imposed.

Hong Kong

SJFZ is incorporated in Hong Kong and is subject to Hong Kong Profits Tax on the taxable income as reported in its statutory financial statements adjusted in accordance with relevant Hong Kong tax laws. For the six months ended September 30, 2024 and 2023, Hong Kong profits tax is calculated in accordance with the two-tiered profits tax rates regime. The applicable tax rate for the first HKD 2 million of assessable profits is 8.25% and assessable profits above HKD 2 million will continue to be subject to the rate of 16.5% for corporations in Hong Kong, effective from the year of assessment 2018/2019. Before that, the applicable tax rate was 16.5% for corporations in Hong Kong.

(Loss) income before income tax expense is attributable to the following tax jurisdictions:

	For the six months ended September 30,
	2024	2023
	$’000	$’000
Hong Kong	(681)	1,389
Cayman Islands	(5,574)	(53)
(Loss) income before income tax expense	(6,255)	1,336

The following tables provide the reconciliation of the differences between the statutory and effective tax expenses for the six months ended September 30, 2024 and 2023.

	For the six months ended September 30,
	2024	2023
	$’000	$’000
(Loss) income before income tax expense	(6,255)	1,336

Tax at Hong Kong statutory tax rate of 16.5%	(1,032)	220
Effect of tax-exempt for the Company incorporated in Cayman Islands	920	9
Tax effect on non-assessable income	(1)	-
Tax effect on non-deductible expenses	4	-
Tax effect on deductible temporary differences	(3)	24
Tax effect on tax losses not recognized	112	-
Tax effect of utilization of tax losses previously not recognized	-	(144)
Tax concession	-	(21)
Income tax expense	-	88

The following table sets forth the significant components of the deferred tax assets of the Company as of September 30, 2024 and March 31, 2024:

	As of September 30, 2024	As of March 31, 2024
	$’000	$’000
Deferred tax assets, net:
Net operating loss carryforwards	112	-
Less: valuation allowance	(112)	-
Deferred tax assets, net	-	-

The movement of valuation allowance is as follows:

	As of September 30, 2024	As of March 31, 2024
	$’000	$’000
Beginning balance	-	140
Tax losses recognized	112	-
Operating loss utilized	-	(140)
Ending balance	112	-

The Group had $662,000 and nil unused tax losses carried forward as of September 30, 2024 and March 31, 2024. All the tax losses carryforwards will carryforward indefinitely. As of September 30, 2024 and March 31, 2024, no deferred tax assets have been recognized for these tax loss carry-forwards because management is not able to reliably estimate if and when the benefit of potential tax assets would be realized.